Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 14, 2014	Aug. 14, 2013
Commitments and Contingencies Disclosure [Line Items]
Lease expire year	2022
Rent expense	$ 7,437	$ 7,615	$ 6,561
Tune Up
Commitments and Contingencies Disclosure [Line Items]
Contingent liability					2,600
Amount transferred escrow account				1,500
Tune Up | Administrative Cost Of Settlement
Commitments and Contingencies Disclosure [Line Items]
Contingent liability	100
Tune Up | Australia based provider
Commitments and Contingencies Disclosure [Line Items]
Litigation related receivable					1,000
Amount transferred escrow account				1,000
Non-compete agreement
Commitments and Contingencies Disclosure [Line Items]
Payment under non-competition agreement	299	805	232
Business Combinations
Commitments and Contingencies Disclosure [Line Items]
Compensation expense	3,029	6,316	8,138
Business Combinations | Maximum
Commitments and Contingencies Disclosure [Line Items]
Business acquisitions future compensation expenses	$ 5,177